Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Expenses
Accounts Payable and Accrued Expenses

7. Accounts Payable and Accrued Expenses

The components of accounts payable and accrued expenses were as follows:

	December 31,
	2024	2023
Trade payables	$366,321	$1,246,347
Accrued salaries and benefits	54,569	132,266
Accrued contractor expense	47,956	17,246
Government grant repayment accrual	10,274	—
Other accrued expenses	269,747	265,724
Total	$748,867	$1,661,583